Share-based payments reserve (Tables)	9 Months Ended
May 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2022	5,336,000	CAD $0.41
Options exercised(1)	(350,000)	CAD $0.42
Balance – May 31, 2023	4,986,000	CAD $0.41

(1)	The weighted average share price at the time of the option exercise was C$0.75.

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,354,000	2,354,000	October 11, 2026	3.4
C$0.43	2,532,000	2,532,000	September 29, 2026	3.3
C$0.35	100,000	100,000	January 2, 2027	3.6
C$0.41(1)	4,986,000	4,986,000		3.4(1)

(1)	Total represents weighted average.

Schedule of restricted stock outstanding

Number of RSUs
Balance – August 31, 2022	1,855,276
Granted	160,000
Vested	(600,000)
Forfeited	(160,000)
Balance – May 31, 2023	1,255,276

Stock Options [Member]
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – May 31, 2023 and August 31, 2022	7,375,000	$0.50

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
Exercise price	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	1,475,000	August 17, 2027	4.2